Roundhill Streaming Services & Technology ETF
Schedule of Investments
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.8%
Advertising Agencies — 5.4%
Cliq Digital AG (b)	13,949	$383,139
CyberAgent, Inc. (b)	21,400	415,437
The Trade Desk, Inc. - Class A (a)	7,330	515,299
		1,313,875
All Other Business Support Services — 6.6%
Bilibili, Inc. - ADR (a)(b)	8,235	544,910
DouYu International Holdings, Ltd. - ADR (a)(b)	168,742	555,161
HUYA, Inc. - ADR (a)(b)	58,712	489,658
		1,589,729
All Other Information Services — 2.5%
LiveRamp Holdings, Inc. (a)	12,770	603,127

All Other Publishers — 1.7%
Chicken Soup For The Soul Entertainment, Inc. (a)(e)	17,956	410,654

Audio & Video Equipment Manufacturing — 3.8%
Sonos, Inc. (a)	14,889	481,808
Vizio Holding Corp. (a)(e)	20,226	429,600
		911,408
Cable & Other Subscription Programming — 11.2%
Comcast Corp. - Class A	14,324	801,141
Discovery, Inc. - Class A (a)(e)	29,718	754,243
Roku, Inc. (a)	3,681	1,153,441
		2,708,825
Custom Computer Programming Services — 2.6%
Magnite, Inc. (a)	22,602	632,856

Electronic Shopping & Mail-Order Houses — 1.6%
Amazon.com, Inc. (a)	118	387,635

Electronics Stores — 1.5%
AMC Networks, Inc. - Class A (a)	7,671	357,392

Financial Transaction Processing, Reserve & Clearinghouse Activities — 1.4%
CuriosityStream, Inc. (a)	31,842	335,615

Independent Artists, Writers & Performers — 3.2%
iQIYI, Inc. - ADR (a)(b)	97,063	779,416

Motion Picture & Video Production — 5.0%
fuboTV, Inc. (a)	32,369	775,561
Lions Gate Entertainment Corp. - Class A (a)(b)	30,976	439,549
		1,215,110
Other Electronic Component Manufacturing — 1.6%
Alphabet, Inc. - Class A (a)	141	376,966

Radio & Television Broadcasting & Wireless Communications Equipment — 1.5%
Apple, Inc.	2,567	363,231

Radio Networks — 16.0%
iHeartMedia, Inc. - Class A (a)	24,604	615,592
Multichoice Group (b)	68,959	523,300
Sirius XM Holdings, Inc. (e)	91,792	559,931
Spotify Technology SA (a)(b)	6,177	1,391,925
Tencent Music Entertainment Group - ADR (a)(b)	108,387	785,806
		3,876,554
Software Publishers — 5.5%
Akamai Technologies, Inc. (a)	5,026	525,669
J-Stream, Inc. (b)	76,200	803,831
		1,329,500
Sporting & Athletic Goods Manufacturing — 2.7%
Peloton Interactive, Inc. - Class A (a)	7,642	665,236

Telecommunications Resellers — 1.5%
AT&T, Inc.	13,501	364,662

Television Broadcasting — 18.4%
AfreecaTV Co., Ltd. (b)	6,805	865,568
Inke, Ltd. (a)(b)	1,806,000	347,993
Kuaishou Technology (a)(b)(c)	62,200	660,780
Nordic Entertainment Group AB (a)(b)	9,740	527,717
The Walt Disney Co. (a)	7,259	1,228,005
ViacomCBS, Inc. - Class B	20,893	825,482
		4,455,545
Video Tape & Disc Rental — 6.1%
Netflix, Inc. (a)	2,432	1,484,347
TOTAL COMMON STOCKS (Cost $35,222,859)		24,161,683

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund - Class X, 0.03% (d)	63,654	63,654
TOTAL SHORT-TERM INVESTMENTS (Cost $63,654)		63,654

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 5.5%
First American Government Obligations Fund - Class X, 0.03% (d)	1,333,384	1,333,384
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,333,384)		1,333,384

TOTAL INVESTMENTS (Cost $36,619,897) — 105.6%		25,558,721
Other assets and liabilities, net — (5.6)%		(1,366,718)
NET ASSETS — 100.0%		$24,192,003

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the annualized seven-day yield at period end.
(e)	All or a portion of this security is on loan as of September 30, 2021. The market value of securities out on loan is $1,309,131.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	60.4%
Cayman Islands`	17.2%
Luxembourg	5.8%
Japan	5.0%
Republic of Korea	3.6%
Sweden	2.2%
South Africa	2.2%
Canada	1.8%
Germany	1.6%
Total Country	99.8%
SHORT-TERM INVESTMENTS	0.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	5.5%
TOTAL INVESTMENTS	105.6%
Other assets and liabilities, net	-5.6%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$24,161,683	$-	$-	$24,161,683
Money Market Fund	63,654	-	-	63,654
Investments Purchased With Proceeds From Securities Lending	1,333,384	-	-	1,333,384
Total Investments - Assets	$25,558,721	$-	$-	$25,558,721

* See the Schedule of Investments for industry classifications.